Intangible Assets	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	March 31, 2025	December 31, 2024
Brands	$166,746	$162,575
Software development costs	973,658	935,888
Customer relationships	1,542,205	1,524,623
Computer software	41,109	39,220
Gross carrying value	$2,723,718	$2,662,306

Brands	120,345	113,474
Software development costs	705,223	664,536
Customer relationships	915,174	873,840
Computer software	32,626	29,141
Accumulated amortization	$1,773,368	$1,680,991
Intangible assets, net	$950,350	$981,315

Amortization expense on intangible assets for the three months ended March 31, 2025 and 2024, was $66,256 and $66,379, respectively. The increase in gross intangible assets during the three months ended March 31, 2025, relates to capitalized development costs.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified as of March 31, 2025. For the three months ended March 31, 2025 and 2024, impairment expenses of $644 and $653, respectively, were recognized related to software development costs which had no future economic benefit.